Administration of Plan Assets	12 Months Ended
Dec. 31, 2025
EBP 025
EBP, Description of Plan [Line Items]
Administration of Plan Assets

Note 6 - Administration of Plan Assets

The Master Trust assets are held by the trustee of the Plan, State Street Bank and Trust Company. The assets of the Interest Income Fund (the “Fund”) are held by the Fund’s custodian, The Northern Trust Company.

Certain administrative functions are performed by officers or employees of the Company or its subsidiaries. No such officer or employee receives compensation from the Plan, nor does the Company allocate any costs to the Plan.